Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment and Geographic Information
Segment and Geographic Information

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
Material sales	4,715,874	5,092,123	10,637,304	11,479,147
License fees	2,600,000	133,125	3,125,000	273,750
Other revenues	46,015	11,742	74,507	87,292
Total revenues	$7,361,889	$5,236,990	$13,836,811	$11,840,189

Material costs	(2,557,924)	(2,829,784)	(5,736,069)	(6,055,177)
Blending and milling	(110,518)	(127,786)	(268,643)	(312,410)
Shipping	(339,987)	(417,997)	(821,308)	(941,768)
Other cost of goods sold	(197,856)	(151,095)	(452,507)	(417,317)
Compensation and benefits	(1,219,307)	(1,031,223)	(3,664,564)	(5,284,900)
Stock-based compensation	(19,641)	(133,631)	(99,596)	(1,040,625)
Amortization and depreciation	(105,667)	(64,830)	(281,796)	(184,989)
Consulting fees	(344,043)	(103,057)	(911,017)	(403,197)
Professional fees	(1,387,156)	(963,256)	(2,409,608)	(3,056,291)
General and administrative	(203,872)	(511,456)	(732,212)	(1,198,807)
Change in fair value of profit share	(37,619)	282,381	(766,667)	(2,672,253)
Interest expense	—	(7,356)	(54)	(258,990)
Income tax benefit (expense)	(1,611)	283,898	(37,391)	269,717
Research and development	(64,088)	—	(154,725)	—
Interest income	15,412	80,656	66,222	257,483
Segment net loss	788,012	(457,546)	(2,433,124)	(9,459,335)
Reconciliation of profit or loss
Adjustments and reconciling items	—	—	—	—

Consolidated net loss	$788,012	(457,546)	(2,433,124)	(9,459,335)

	2024	2023
Material sales	$14,481,784	$17,092,996
License fees	2,808,125	387,500
Other revenues	116,276	144,874
Total revenues	17,406,185	17,625,370

Material costs	(7,686,447)	(8,898,747)
Blending and milling	(377,598)	(769,167)
Shipping	(1,081,781)	(1,380,051)
Other cost of goods sold	(700,279)	(652,688)
Compensation and benefits	(6,148,100)	(2,577,473)
Stock-based compensation	(1,088,922)	(573,783)
Amortization and depreciation	(248,084)	(228,962)
Consulting fees	(879,800)	(109,381)
Professional fees	(4,722,313)	(9,717,572)
General and administrative	(1,588,129)	(1,471,311)
Change in fair value of profit share	(3,959,065)	(11,209,677)
Interest expense	(267,458)	(1,362,401)
Impairment loss	(43,000)	(219,707)
Income tax benefit (expense)	289,156	(473,213)
Income from legal claims	—	27,607,776
Interest income	293,524	79,301
Segment net (loss) income	(10,802,111)	5,668,314
Reconciliation of profit or loss
Adjustments and reconciling items	—	—

Consolidated net (loss) income	$(10,802,111)	$5,668,314